7. Commitments and Contingencies (Details)	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Lease commitment 2018	$ 42,840
Lease commitment 2019	14,420
Lease commitment thereafter	$ 0